April 22, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549-0506

Attention: Celeste M. Murphy, Esq.

Re:
OfficeMax Incorporated
Preliminary Proxy Statement on Schedule 14A
Filed April 21, 2005 by K Capital Offshore Master Fund (U.S. Dollar), L.P., et al
File No.: 001-05057

Dear Ms. Murphy:

        As requested in your letter dated April 15, 2005 and in connection with the filing with the Securities and Exchange Commission by electronic submission on April 22, 2005 of the Second Amendment to the Preliminary Proxy Statement on Schedule 14A referenced above (the "Revised Proxy Statement"), each of the undersigned acknowledges that (i) they are responsible for the adequacy and accuracy of the disclosure in the Revised Proxy Statement, (ii) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Revised Proxy Statement and (iii) they may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

K Capital Partners, LLC		K Capital Offshore Master Fund (U.S. Dollar), L.P.		Special K Capital Offshore Master Fund (U.S. Dollar), L.P.
By:	/s/ Robert T. Needham	By:	/s/ Robert T. Needham	By:	/s/ Robert T. Needham
By:	Harwich Capital Partners, LLC	By:	K Capital Partners, LLC, General Partner	By:	K Capital Partners, LLC, General Partner
Its:	Managing Member	By:	Harwich Capital Partners,	By:	Harwich Capital Partners,
By:	Robert T. Needham		LLC		LLC
Its:	Chief Administrative Officer	Its:	Managing Member	Its:	Managing Member
		By:	Robert T. Needham	By:	Robert T. Needham
		Its:	Chief Administrative Officer	Its:	Chief Administrative Officer
Harwich Capital Partners, LLC
By:	/s/ Robert T. Needham	/s/ Abner Kurtin		/s/ Karl L. Meyer
By:	Robert T. Needham	Abner Kurtin		Karl L. Meyer
Its:	Chief Administrative Officer